INVESTMENTS - Other Changes - Novo (Details) - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2016	Feb. 28, 2015	Dec. 31, 2016
Investments
Maturities of Certificates of Deposit		$ 25
Novo Resources Corp | Unrealized gain (loss) on marketable securities, net
Novo Resources Stock Sale
Unrealized gain in Accumulated other comprehensive income (loss)			$ 4
Novo Resources Corp
Novo Resources Stock Sale
Ownership interest held after sale (as a percent)	19.97%
Novo Resources Corp | Talga Resources Ltd.
Novo Resources Stock Sale
Shares issued	765,115